Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets as of December 31, 2024 and 2025 consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Receivables of supplier rebates-current	2,089,621	-
Value-added tax recoverable	778,503	1,056,270
Receivables of interest(i)	-	7,237,313
Deposits	5,762,505	6,362,722
Advances to suppliers	27,423,181	31,845,928
Advances for software development	-	3,472,815
Prepayments and other receivables due from YJW and KeKe - current	69,869,229	117,536,479
Receivables of bitcoin	-	11,676,076
Other receivables due from individuals(ii)	13,831,607	166,619,088
Other receivables due from 3rd parties	22,991,831	35,657,867
Other receivables	5,520,757	2,340,565

Total	148,267,234	383,805,123

(i)	Receivables of interest represent accrued interest receivable primarily in connection with amounts due from individuals. Principal and related interest are expected to be repaid in full upon maturity.

(ii)	Other receivables due from individuals in 2025 was mainly attributable to the loans to eight individuals, with an annual interest rate of 10%. These loans were guaranteed by Ms. Norma Ka Yin Chu and none of these loans have matured as of the reporting date.